Interest in Joint Ventures - Summary of Financial Information of Material Joint Venture (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of joint ventures [line items]
Assets	¥ 580,616		¥ 562,499		$ 88,983	¥ 571,983
Liabilities	(253,096)		(241,744)		(38,788)
Equity	(327,520)		(320,755)		(50,195)	¥ (304,347)
Revenue	303,838	$ 46,565	290,515	¥ 290,877
Net income for the year	12,577	1,928	11,372	10,257
Total comprehensive income for the year	10,871	1,666	10,871	10,012
Interest income	1,366	209	1,272	1,712
Interest expense	(1,747)	(268)	(2,123)	(1,625)
Income tax expense	(3,450)	$ (528)	(2,795)	¥ (2,824)
Reconciled to the Group's interests in the joint venture:
Carrying amount in the consolidated financial statements	5,656		4,771		$ 867
Merchants Union Consumer Finance Company Limited [member]
Disclosure of joint ventures [line items]
Assets	108,311		92,697
Liabilities	(97,283)		(83,337)
Equity	(11,028)		(9,360)
Revenue	12,651		10,740
Net income for the year	1,668		1,466
Total comprehensive income for the year	1,668		1,466
Interest income	15,710		13,055
Interest expense	(3,059)		(3,178)
Income tax expense	(728)		(426)
Reconciled to the Group's interests in the joint venture:
Net assets of the joint venture	¥ 11,028		¥ 9,360
The Group's effective interest	50.00%	50.00%	50.00%
Carrying amount in the consolidated financial statements	¥ 5,514		¥ 4,680